Shareholder's Equity (Details 4 - Textuals 2) R$ in Thousands, $ in Thousands		12 Months Ended
	Apr. 30, 2022 BRL (R$) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2023 USD ($) shares	Sep. 14, 2023 BRL (R$)	Sep. 14, 2023 USD ($)	Jun. 22, 2021 shares
Share Capital
Maximum percentage of shares authorized for issuance		3.00%	3.00%
Acquisition of shares upon repurchase program | R$		R$ 39,931		R$ 23,880	R$ 23,880
Number of shres acquired upon repurchase program | shares		2,647,652	2,647,652
Number of shares outstanding | shares		81,002,235				81,002,235
Class A common shares
Share Capital
Number of shares approved for issuance | shares									382,266
Number of shares outstanding | shares		16,566,142				16,566,142
Common stock authorized							R$ 62,500	$ 12,500
Long Term Investment Plan (“ILP”)
Share Capital
Proceeds from exercise of other than options, net of withholding taxes | R$		R$ 330,233
Percentage of withholding taxes for exercise of other than options		(27.50%)	(27.50%)
Share-based compensation reserve for (granted) [member]
Share Capital
Number of share based compensation plans		2	2
Number of bonus plans		1	1
Treasury shares
Share Capital
Acquisition of shares upon repurchase program		R$ 39,931	$ 8,036	R$ 23,880	R$ 23,880
Number of shres acquired upon repurchase program | shares		2,647,652	2,647,652	1,000,000
Number of shares outstanding | shares		1,888,376				1,888,376
Treasury shares | Class A common shares
Share Capital
Number of shres authorized for repurchase program | shares					1,000,000
Acquisition of shares upon repurchase program		R$ 39,931	$ 8,036	R$ 23,880	R$ 23,880
Number of shres acquired upon repurchase program | shares				1,000,000	1,000,000
Number of shares outstanding | shares		1,888,376				1,888,376
Common stock authorized		R$ 62,500				$ 12,500
Others | Share-based compensation reserve for (granted) [member] | Long Term Investment Plan (“ILP”)
Share Capital
Effect of events on compensation in the Consolidated Statement of Profit or Loss | R$		3,194
Effect of events on compensation in the Shareholder’s Equity | R$		2,034
Labor charges in liabilities | R$		R$ 1,161
Percentage Of Shares Dilution Due To Sharebased Payment Arrangements		1.75%				1.75%
Others | Share-based compensation reserve for (granted) [member] | Long Term Investment Plan (“ILP”) | Class A common shares
Share Capital
Maximum percentage of shares authorized for issuance		3.00%	3.00%
Effect of events on compensation in the Consolidated Statement of Profit or Loss | R$		R$ 13,910		R$ 22,461
Number of tranches granted under share-based plan		2	2
Maximum number of tranches authorized for issuance of shares		5	5
Vesting period under the plan		5 years	5 years
Expected volatility		30.00%	30.00%
Effect of events on compensation in the Shareholder’s Equity | R$		R$ 9,949		22,404
Labor charges in liabilities | R$		R$ 2,712		R$ 58
Others | Share-based compensation reserve for (granted) [member] | Performance based restricted share units bonus paln
Share Capital
Premium recognized | shares	99,193
Increase (decrease) through exercise of performance based restricted share units | R$	R$ 1,748
Labor charges from performance based restricted share units exercised | R$	R$ 1,023